Related Party Transactions	6 Months Ended
Dec. 31, 2021
Disclosure of Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 11 – RELATED PARTY TRANSACTIONS

(a) Related Party Transactions

During the three and six months ended December 31, 2021 and 2020, the Company made payments to directors and officers, or to companies associated with these individuals, which are classified under the following categories:

Consulting fees paid to officers & directors:
	Three months ended		Six months ended
Periods ended December 31,	2021	2020	2021	2020
Directors & officers consulting fees	$173,671	$45,593	$238,102	$71,093
Exploration and evaluation expenditures	50,563	-	62,563	-
	$224,234	$45,593	$300,665	$71,093

Management consulting fees are paid to companies controlled by the Chief Executive Officer (“CEO”), the Chief Financial Officer (“CFO”) and the Chief Operating Officer (“COO”).

Included under Other Interest and Charges there are $24,762 (USD 20,000) related to a short-term loan charge paid to Nova Minerals Limited.

(b) Related Party Balances

All related party balances payable, for services and business expense reimbursements rendered as of December 31, 2021 and

June 30, 2021, are non-interest bearing and payable on demand, and are comprised of the following:

	December 30,	June 30,
	2021	2021
Payable to Nova Minerals	$233,299	$236,402
Payable to officers & directors	16,271	43,240
	$249,570	$279,642